Supplement dated March 4, 2005 to the following prospectuses:

Wells Fargo Advantage Choice(SM) Select Variable Annuity dated April 30, 2004 -- 45305 A

Wells Fargo Advantage(R) Builder Select Variable Annuity dated April 30, 2004 -- 45303 A

Wells Fargo Advantage(R) Select Variable Annuity dated April 30, 2004 -- 45302 A

The Variable Account and the Funds

Effective Feb. 1, 2005 certain Funds in the Wells Fargo Variable Trust have established new sub-advisory agreements and have changed their investment objectives, and have changed the names of the Funds (with name changes of the Funds to be effective on or about April 11, 2005) as follows:

From:

-------------------- ------------------------------------- ---------------------
Fund Name            Investment Objectives and Policies    Investment Adviser
-------------------- ------------------------------------- ---------------------
Wells Fargo VT       Long-term capital appreciation and    Wells Fargo Funds
Equity Value Fund    above-average dividend income.        Management, LLC,
                     Invests primarily in equity           adviser; Wells
                     securities that we believe are        Capital Management
                     undervalued in relation to various    Incorporated,
                     valuation measures, and that have     subadviser.
                     strong return potential and
                     above-average dividend income.
                     Investments are principally in
                     securities of companies with a
                     market capitalization of $3 billion
                     or more.
-------------------- ------------------------------------- ---------------------
To:

-------------------- ------------------------------------- ---------------------
Fund Name            Investment Objectives and Policies    Investment Adviser
-------------------- ------------------------------------- ---------------------
Wells Fargo VT       Seeks maximum long-term total         Wells Fargo Funds
C&B  Large Cap       return, consistent with minimizing    Management, LLC,
Value Fund           risk to principal. Investments are    adviser; Cooke &
                     principally in securities of          Bieler, L.P.,
                     companies with a market               subadviser.
                     capitalization of  $1 billion or
                     more.
-------------------- ------------------------------------- ---------------------
From:

-------------------- ------------------------------------- ---------------------
Fund Name            Investment Objectives and Policies    Investment Adviser
-------------------- ------------------------------------- ---------------------
Wells Fargo VT       Long-term capital appreciation.       Wells Fargo Funds
Growth Fund          Invests primarily in common stocks    Management, LLC,
                     and other equity securities of        adviser; Wells
                     companies that we believe have a      Capital Management
                     strong earnings growth trend and      Incorporated,
                     that we believe have above-average    subadviser.
                     prospects for future growth and
                     with market capitalizations of $3
                     billion or more.
-------------------- ------------------------------------- ---------------------
To:

-------------------- ------------------------------------- ---------------------
Fund Name            Investment Objectives and Policies    Investment Adviser
-------------------- ------------------------------------- ---------------------
Wells Fargo VT       Seeks total return comprised of       Wells Fargo Funds
Large Company Core   long-term capital appreciation and    Management, LLC,
Fund                 current income. Investments are       adviser; Matrix Asset
                     principally in securities of          Advisors, Inc.,
                     companies with a market               subadviser.
                     capitalization of $3 billion or
                     more.
-------------------- ------------------------------------- ---------------------
From:

-------------------- ------------------------------------- ---------------------
Fund Name            Investment Objectives and Policies    Investment Adviser
-------------------- ------------------------------------- ---------------------
Wells Fargo VT       Total return with an emphasis on      Wells Fargo Funds
International        long-term capital appreciation.       Management, LLC,
Equity Fund          Invests primarily in equity           adviser; Wells
                     securities of companies based in      Capital Management
                     developed foreign countries and       Incorporated,
                     emerging markets.                     subadviser.
-------------------- ------------------------------------- ---------------------
To:

-------------------- ------------------------------------- ---------------------
Fund Name            Investment Objectives and Policies    Investment Adviser
-------------------- ------------------------------------- ---------------------
Wells Fargo VT       Seeks long-term capital               Wells Fargo Funds
International Core   appreciation. Invests principally     Management, LLC,
Fund                 in equity securities of non-U.S.      adviser; New Star
                     companies primarily in developed      Institutional
                     countries, but may also invest in     Managers Limited,
                     securities of companies in emerging   subadviser.
                     markets.
-------------------- ------------------------------------- ---------------------


45305-4 A (3/05)

* Valid until next prospectus update
Destroy April 29, 2005